Employees Benefits (Policies)	12 Months Ended
Dec. 31, 2024
Employees Benefits
Employees benefits

Accounting policy:

The Company sponsors supplementary defined benefit and defined contribution pension plans, as well as other post-employment benefits for which an actuarial appraisal is annually prepared by an independent actuary and is reviewed by Management. The cost of defined benefits is established separately for each plan using the projected unit credit method.

The measurements comprise the actuarial gains and losses, the effect of the limit on contributions and returns on the plan assets and are recognized in the financial position against Other Comprehensive Income when incurred, except Award for Length of Service, which its recognition occurs against statement of income. These measurements are not reclassified to statement of income in subsequent periods.

The Company recognizes the net defined benefit asset when certain conditions are met.

Past service costs are recognized in income for the year on the following dates, whichever comes first:

• date of changing the plan or significantly reducing the expected length of service.

• date in which the Company recognizes the costs related to restructuring.

The cost of services and net interest on the value of the defined benefit liability or asset are recognized in the expense categories related to the function the beneficiary performs and to the financial result, respectively.